Subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Subsidiaries
Note 16 - Subsidiaries

In February 2021, the Company completed a purchase of all of the outstanding share capital not yet owned by the Company of Belgian cultured fat developer Peace of Meat BV for total consideration of up to EUR 16.3 million (USD 19.9 million). The total consideration payable by the Company in the acquisition consists of both cash and equity instruments to be paid to Peace of Meat shareholders and in legal and finder’s fees. The total consideration is to be paid part as of the closing of the acquisition and part upon the achievement of the defined milestones and sub-milestones. Substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets (the “intangible asset” or “IPR&D”), thus the subsidiary is not considered a business and the acquisition is accounted as an asset acquisition. Contingent consideration, dependent upon the achievement of technological milestones will be recognized at the time of the achievement of each milestone on the basis of the shares and cash that are payable.

The following summarizes the major classes of consideration at the acquisition date:

Total consideration

USD thousands
Cash consideration at closing date	4,799
Initial cash investment in acquiree	1,223
Equity instruments issued (4,070,766 ordinary shares) (1)	4,359
Acquisition-related costs (2)	254
Total consideration as of consolidation date	10,635
Contingent consideration (3)	9,308
Total consideration subject to achievement of all milestones	19,943

(1)	The fair value of the ordinary shares issued was based on the share price of the Company at the closing date (February 10, 2021) of NIS 3.986 per share.

(2)	Acquisition-related costs include legal expenses and finder’s fees

(3)
Contingent consideration

The Company agreed to pay the selling shareholders and the finder an additional 4,070,766 rights to ordinary shares with a value of USD 4.4 million and cash consideration of USD 4.9 million upon the achievement of defined milestones related to Peace of Meat’s biomass and bioreactor size, density, capacity and production. The acquisition agreement specified that each milestone must be reached within a six-month period, over a total period of two years, which can be extended by up to nine additional months under circumstances set forth in the acquisition agreement. As of the date of approval of these financial statements, Peace of Meat had fully achieved the first two such milestones. No liability is being provisioned before milestones achievement.

Identifiable assets acquired and liabilities assumed:

Peace Of Meat condensed Balance Sheet	USD thousands
Current assets	425
Non-current assets	588
Current liabilities	(578)
Non-current liabilities	(16)
Tangible assets net	419

IPR&D – Intangible asset

Intangible asset that was recognized as a result of the acquisition and additions made by December 31, 2021 as follows:

Peace Of Meat initial consolidation effect	USD thousands
Closing cash consideration and related acquisition costs	5,053
Shares consideration	4,359
Initial cash investment in acquiree	1,223
Tangible assets, net	(419)
10,216
Additional contributions post acquisition date according to milestone achievement:
Cash consideration	1,960
Payment liabilities	194
Shares consideration (1,852,730 ordinary shares)	1,973
Total	14,343
FX rate effect	(890)
Period end intangible asset balance	13,453

The aggregate cash flows for the Group as a result of the acquisition in the Year ended December 31,2021	USD thousands
Cash and cash equivalents paid	(5,053)
Cash and cash equivalents of the subsidiary	205
Cash consideration for milestone achievement during the period	(1,960)

Net reduction of cash flow as of acquisition date	(6,808)

As of December 31, 2021, the recoverable amount of the in-process IPR&D was based on its value in use and was determined by discounting the future cash flows to be generated from it by using the discounted cash flows method, on the annual year test. The recoverable amount of the IPR&D exceeds their carrying amount, thus no impairment loss was recognized. The discount rate used for calculating intangible assets recoverable amount is 23.0%, in addition to taking into consideration the risks associated in small stock premium companies.